Document and Entity Information	Mar. 15, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	PAE Inc
Amendment Flag	false
Entity Central Index Key	0001720821
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38643
Entity Tax Identification Number	82-3173473
Entity Address, Address Line One	7799 Leesburg Pike
Entity Address, Address Line Two	Suite 300 North
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22043
City Area Code	(703)
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PAE
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	PAEWW
Security Exchange Name	NASDAQ